Quarterly Report
October 31, 2019
MFS®  Emerging Markets
Debt Fund

Portfolio of Investments
10/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 94.4%
Angola – 0.2%
Republic of Angola, 9.5%, 11/12/2025		$7,700,000	$8,662,038
Argentina – 1.9%
Genneia S.A., 8.75%, 1/20/2022 (n)		$6,927,000	$4,675,725
Genneia S.A., 8.75%, 1/20/2022		2,095,000	1,414,125
Province of Cordoba, 7.125%, 6/10/2021 (n)		1,023,000	762,145
Province of Cordoba, 7.125%, 6/10/2021		23,915,000	17,816,914
Province of Cordoba, 7.45%, 9/01/2024 (n)		4,502,000	2,863,317
Province of Cordoba, 7.45%, 9/01/2024		6,591,000	4,191,942
Province of Santa Fe, 7%, 3/23/2023 (n)		12,978,000	10,057,950
Republic of Argentina, 6.875%, 1/26/2027		46,730,000	18,341,992
Republic of Argentina, 5.875%, 1/11/2028		73,730,000	28,018,137
Republic of Argentina, 7.125%, 7/06/2036		35,546,000	13,863,296
Republic of Argentina, 3.75%, 12/31/2038		7,967,000	3,178,833
Stoneway Capital Corp., 10%, 3/01/2027 (n)		13,021,613	6,641,153
			$111,825,529
Azerbaijan – 1.6%
Republic of Azerbaijan, 3.5%, 9/01/2032		$16,127,000	$15,622,870
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		25,350,000	29,532,750
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		23,819,000	27,749,135
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		19,173,000	23,007,600
			$95,912,355
Bahamas – 0.3%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)		$12,283,000	$13,311,824
Commonwealth of Bahamas, 6%, 11/21/2028		2,874,000	3,114,726
			$16,426,550
Belarus – 0.4%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)		$8,915,000	$9,583,625
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		7,053,000	7,581,975
Republic of Belarus, 7.625%, 6/29/2027		5,127,000	5,877,429
			$23,043,029
Benin – 0.3%
Government of Benin, 5.75%, 3/26/2026 (n)	EUR	13,091,000	$15,020,149
Bermuda – 0.3%
Government of Bermuda, 4.75%, 2/15/2029 (n)		$17,592,000	$19,878,960
Brazil – 5.2%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$8,680,000	$9,135,787
Aegea Finance S.à r.l., 5.75%, 10/10/2024		13,102,000	13,789,986
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025		18,952,000	19,795,364
BRF S.A., 4.875%, 1/24/2030 (n)		16,371,000	16,328,435
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)		7,275,000	8,482,723
Cosan Ltd., 5.5%, 9/20/2029 (n)		19,081,000	19,844,240
Federative Republic of Brazil, 4.5%, 5/30/2029		49,014,000	51,612,232
Federative Republic of Brazil, 5%, 1/27/2045		7,898,000	8,210,050
Federative Republic of Brazil, 5.625%, 2/21/2047		6,500,000	7,309,315
Globo Comunicacoes e Participacoes S.A., 4.843%, 6/08/2025		10,829,000	11,181,051
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		11,319,000	11,834,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brazil – continued
MV24 Capital B.V., 6.748%, 6/01/2034	$2,816,000	$2,944,128
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)	13,107,000	13,899,973
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029	13,048,000	14,520,467
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049	36,565,000	42,499,499
Raizen Fuels Finance S.A., 5.3%, 1/20/2027	4,171,000	4,546,390
Suzano Austria GmbH, 6%, 1/15/2029	10,390,000	11,480,950
Suzano Austria GmbH, 5%, 1/15/2030	7,773,000	8,002,304
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,074,000	5,188,165
Vale Overseas Ltd., 6.25%, 8/10/2026	12,016,000	14,001,043
Vale Overseas Ltd., 6.875%, 11/10/2039	9,205,000	11,770,986
		$306,377,103
Chile – 4.4%
AES Gener S.A., 6.35%, 10/07/2079 (n)	$14,693,000	$14,756,180
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)	9,745,000	9,733,140
Banco del Estado de Chile, 3.875%, 2/08/2022	5,423,000	5,593,017
Banco Santander Chile, 2.5%, 12/15/2020 (n)	6,911,000	6,902,361
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (z)	10,909,000	10,887,182
Codelco, Inc. (Republic of Chile), 3%, 9/30/2029 (n)	12,555,000	12,524,491
Colbun S.A., 4.5%, 7/10/2024	4,819,000	5,099,624
Colbun S.A., 3.95%, 10/11/2027	1,875,000	1,940,644
E.CL S.A., 4.5%, 1/29/2025	9,898,000	10,544,327
Empresa de Transporte de Pasajeros Metro S.A. (Republic of Chile), 5%, 1/25/2047 (n)	9,736,000	11,413,513
Empresa de Transporte de Pasajeros Metro S.A. (Republic of Chile), 5%, 1/25/2047	7,118,000	8,344,431
Empresa Electrica Cochrane S.p.A., 5.5%, 5/14/2027 (z)	11,809,000	12,178,031
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	4,009,000	4,181,009
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024	4,533,000	4,765,860
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)	3,235,000	3,401,182
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)	8,346,000	8,515,370
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	5,710,000	5,825,876
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	9,883,000	11,137,886
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047	6,004,000	6,312,027
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	10,972,000	11,688,458
GNL Quintero S.A., 4.634%, 7/31/2029	11,503,000	12,152,919
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	3,950,000	4,173,175
S.A.C.I. Falabella, 3.75%, 4/30/2023	5,077,000	5,191,697
Sociedad Quimica y Minera de Chile S.A., 4.25%, 5/07/2029 (n)	15,439,000	16,311,303
Transelec S.A., 4.625%, 7/26/2023 (n)	8,796,000	9,323,848
Transelec S.A., 4.25%, 1/14/2025 (n)	3,329,000	3,503,806
Transelec S.A., 4.25%, 1/14/2025	8,486,000	8,931,600
Transelec S.A., 3.875%, 1/12/2029 (n)	4,036,000	4,136,940
Transelec S.A., 3.875%, 1/12/2029	8,080,000	8,282,081
VTR Finance B.V., 6.875%, 1/15/2024	9,934,000	10,182,350
VTR Finance B.V., 6.875%, 1/15/2024 (n)	6,092,000	6,244,300
		$254,178,628
China – 3.5%
Avi Funding Co. Ltd. (People's Republic of China), 3.8%, 9/16/2025 (n)	$8,408,000	$8,845,099
Bank of China, 5%, 11/13/2024	3,994,000	4,350,618
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	12,495,000	12,834,239
CDBL Funding 1 Co. (People's Republic of China), 4.25%, 12/02/2024	6,713,000	7,074,181
China Construction Bank, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029	14,011,000	14,666,054
China Development Bank (Hong Kong), FLR, 2.812% (LIBOR - 3mo. + 0.7%), 3/06/2022	3,688,000	3,694,961
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027	11,181,000	11,790,938
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028	5,651,000	6,300,847
CNPC General Capital Ltd. (People's Republic of China), 3.95%, 4/19/2022 (n)	5,681,000	5,892,258

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
CNPC General Capital Ltd. (People's Republic of China), 3.4%, 4/16/2023 (n)		$7,013,000	$7,215,386
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		13,220,000	14,488,198
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023		3,974,000	4,060,069
Sinopec Group Overseas Development (2012) Ltd. (People's Republic of China), 3.9%, 5/17/2022 (n)		5,953,000	6,155,023
Sinopec Group Overseas Development (2013) Ltd. (People's Republic of China), 4.375%, 10/17/2023		3,504,000	3,743,343
Sinopec Group Overseas Development (2014) Ltd. (People's Republic of China), 4.375%, 4/10/2024 (n)		4,761,000	5,115,371
Sinopec Group Overseas Development (2017) Ltd. (People's Republic of China), 2.5%, 9/13/2022 (n)		12,030,000	12,034,321
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)		3,412,000	3,591,015
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		56,842,000	59,824,288
Sunac China Holdings Ltd., 7.95%, 8/08/2022		5,662,000	5,782,717
Sunac China Holdings Ltd., 7.95%, 10/11/2023		8,714,000	8,834,904
			$206,293,830
Colombia – 1.7%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$17,665,000	$19,917,288
AI Candelaria Spain SLU, 7.5%, 12/15/2028		7,744,000	8,731,360
Empresas Publicas de Medellin, 4.25%, 7/18/2029 (n)		17,723,000	18,552,436
Millicom International Cellular S.A., 6%, 3/15/2025		5,542,000	5,735,970
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		5,226,000	5,670,210
Millicom International Cellular S.A., 5.125%, 1/15/2028		5,574,000	5,741,220
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)		12,206,000	12,206,000
Republic of Colombia, 4.5%, 1/28/2026		8,297,000	9,076,918
Republic of Colombia, 4.5%, 3/15/2029		8,528,000	9,513,069
Republic of Colombia, 5%, 6/15/2045		4,917,000	5,723,388
			$100,867,859
Cote d'Ivoire – 1.3%
Republic of Cote d'Ivoire, 6.375%, 3/03/2028		$11,579,000	$11,959,023
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	600,000	661,651
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		12,307,000	13,571,576
Republic of Cote d'Ivoire, 5.75%, 12/31/2032		$9,416,880	9,302,936
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		19,091,000	18,712,998
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (z)	EUR	17,221,000	19,581,296
			$73,789,480
Croatia – 0.3%
Republic of Croatia, 6.375%, 3/24/2021		$2,750,000	$2,902,856
Republic of Croatia, 5.5%, 4/04/2023 (n)		2,972,000	3,283,775
Republic of Croatia, 5.5%, 4/04/2023		7,750,000	8,563,006
			$14,749,637
Dominican Republic – 1.5%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)		$8,034,000	$8,536,125
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		14,855,000	15,783,438
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		13,279,000	13,926,484
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		8,299,000	8,703,659
Dominican Republic, 5.95%, 1/25/2027		3,684,000	4,047,832
Dominican Republic, 6%, 7/19/2028 (n)		5,652,000	6,252,582
Dominican Republic, 6.85%, 1/27/2045		4,111,000	4,630,055
Dominican Republic, 6.5%, 2/15/2048 (n)		15,034,000	16,387,210
Dominican Republic, 6.4%, 6/05/2049 (n)		11,162,000	12,096,929
			$90,364,314

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ecuador – 1.0%
Petroamazonas (Republic of Ecuador), 4.625%, 2/16/2020 (n)		$1,424,000	$1,413,320
Petroamazonas (Republic of Ecuador), 4.625%, 2/16/2020		1,033,333	1,025,584
Petroamazonas (Republic of Ecuador), 4.625%, 11/06/2020 (n)		12,147,000	12,010,346
Republic of Ecuador, 8.875%, 10/23/2027 (n)		586,000	545,859
Republic of Ecuador, 8.875%, 10/23/2027		12,626,000	11,761,119
Republic of Ecuador, 7.875%, 1/23/2028		18,234,000	16,337,664
Republic of Ecuador, 10.75%, 1/31/2029 (n)		4,565,000	4,633,521
Republic of Ecuador, 10.75%, 1/31/2029		1,320,000	1,339,813
Republic of Ecuador, 9.5%, 3/27/2030 (n)		8,110,000	7,805,875
			$56,873,101
Egypt – 3.0%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$9,558,000	$9,877,237
Arab Republic of Egypt, 6.125%, 1/31/2022		14,819,000	15,313,955
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		23,169,000	23,745,352
Arab Republic of Egypt, 4.75%, 4/16/2026 (n)	EUR	2,355,000	2,690,355
Arab Republic of Egypt, 7.5%, 1/31/2027		$10,757,000	11,658,329
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		12,593,000	12,813,378
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		15,196,000	16,061,382
Arab Republic of Egypt, 7.6%, 3/01/2029		7,052,000	7,453,597
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	13,212,000	15,306,334
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		$9,005,000	9,466,506
Arab Republic of Egypt, 8.5%, 1/31/2047		32,139,000	33,786,124
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		16,046,000	17,175,157
			$175,347,706
El Salvador – 0.8%
Republic of El Salvador, 7.375%, 12/01/2019		$15,894,000	$15,894,159
Republic of El Salvador, 6.375%, 1/18/2027		5,451,000	5,709,977
Republic of El Salvador, 7.625%, 2/01/2041		3,973,000	4,305,778
Republic of El Salvador, 7.124%, 1/20/2050 (n)		10,015,000	10,160,218
Republic of El Salvador, 7.124%, 1/20/2050		10,042,000	10,187,609
			$46,257,741
Gabon – 0.2%
Gabonese Republic, 6.375%, 12/12/2024		$6,500,000	$6,465,550
Gabonese Republic, 6.95%, 6/16/2025		5,259,000	5,305,016
			$11,770,566
Ghana – 0.4%
Republic of Ghana, 7.875%, 3/26/2027 (n)		$3,185,000	$3,305,616
Republic of Ghana, 10.75%, 10/14/2030		6,593,000	8,311,571
Republic of Ghana, 8.125%, 3/26/2032 (n)		8,544,000	8,634,566
Republic of Ghana, 8.125%, 3/26/2032		600,000	606,360
			$20,858,113
Guatemala – 0.9%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$15,181,000	$16,016,107
Comcel Trust, 6.875%, 2/06/2024 (n)		6,355,000	6,545,650
Energuate Trust, 5.875%, 5/03/2027 (n)		10,965,000	11,006,228
Energuate Trust, 5.875%, 5/03/2027		2,619,000	2,628,848
Republic of Guatemala, 4.9%, 6/01/2030 (n)		9,466,000	10,014,081
Republic of Guatemala, 6.125%, 6/01/2050 (n)		5,321,000	6,245,577
			$52,456,491

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Hong Kong – 0.2%
WTT Investment Ltd., 5.5%, 11/21/2022 (n)	$11,522,000	$11,925,528
Hungary – 1.1%
Hungarian Development Bank, 6.25%, 10/21/2020	$16,972,000	$17,594,194
Hungarian Development Bank, 6.25%, 10/21/2020 (n)	6,785,000	7,033,738
Magyar Export-Import Bank PLC (Republic of Hungary), 4%, 1/30/2020	14,759,000	14,805,461
Magyar Export-Import Bank PLC (Republic of Hungary), 4%, 1/30/2020 (n)	3,399,000	3,409,700
Republic of Hungary, 5.375%, 2/21/2023	8,978,000	9,826,062
Republic of Hungary, 5.75%, 11/22/2023	8,184,000	9,246,283
		$61,915,438
India – 4.5%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$21,966,000	$23,284,839
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029 (n)	15,304,000	15,960,087
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	12,592,000	12,732,904
Azure Power Energy Ltd., 5.5%, 11/03/2022	6,758,000	6,833,622
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)	7,068,000	7,096,272
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	12,777,000	13,671,390
Export-Import Bank of India, 4%, 1/14/2023	16,609,000	17,295,169
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	1,244,000	1,274,769
Export-Import Bank of India, 3.375%, 8/05/2026	18,784,000	19,248,609
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)	11,863,000	12,253,440
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027	13,567,000	12,676,546
Muthoot Finance Ltd., 6.125%, 10/31/2022 (z)	11,499,000	11,659,986
NTPC Ltd. (Republic of India), 3.75%, 4/03/2024	8,471,000	8,690,414
NTPC Ltd. (Republic of India), 4.375%, 11/26/2024	8,653,000	9,158,662
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026	19,276,000	20,394,201
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	14,335,000	15,660,392
Power Finance Corp. Ltd. (Republic of India), 6.15%, 12/06/2028	5,193,000	6,064,776
REC Ltd. (Republic of India), 3.875%, 7/07/2027	14,367,000	14,381,138
State Bank of India (London), 3.25%, 1/24/2022	11,648,000	11,766,244
State Bank of India (London), 4.375%, 1/24/2024	12,200,000	12,861,868
State Bank of India (London), FLR, 2.993% (LIBOR - 3mo. + 0.95%), 4/06/2020	8,457,000	8,468,556
		$261,433,884
Indonesia – 7.3%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)	$4,717,000	$4,781,859
Listrindo Capital B.V., 4.95%, 9/14/2026	4,798,000	4,863,973
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)	9,386,912	10,971,423
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)	4,843,000	5,319,828
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)	7,594,000	9,741,633
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)	7,692,000	10,061,054
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)	3,853,000	4,146,791
Republic of Indonesia, 3.375%, 4/15/2023	32,554,000	33,333,747
Republic of Indonesia, 5.375%, 10/17/2023	2,204,000	2,430,939
Republic of Indonesia, 5.375%, 10/17/2023 (n)	15,642,000	17,252,604
Republic of Indonesia, 5.875%, 1/15/2024 (n)	1,668,000	1,878,908
Republic of Indonesia, 5.875%, 1/15/2024	23,767,000	26,772,190
Republic of Indonesia, 4.45%, 2/11/2024	12,324,000	13,223,254
Republic of Indonesia, 4.125%, 1/15/2025	37,915,000	40,354,899
Republic of Indonesia, 4.125%, 1/15/2025 (n)	4,555,000	4,848,122
Republic of Indonesia, 4.75%, 1/08/2026 (n)	3,276,000	3,610,865
Republic of Indonesia, 4.75%, 1/08/2026	23,870,000	26,309,937
Republic of Indonesia, 4.35%, 1/08/2027 (n)	14,217,000	15,488,844
Republic of Indonesia, 4.35%, 1/08/2027	13,507,000	14,715,328
Republic of Indonesia, 3.5%, 1/11/2028	33,856,000	35,137,251

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Republic of Indonesia, 4.1%, 4/24/2028		$18,161,000	$19,601,302
Republic of Indonesia, 8.375%, 3/15/2034	IDR	253,457,000,000	19,519,999
Republic of Indonesia, 7.5%, 6/15/2035		120,024,000,000	8,581,338
Republic of Indonesia, 5.25%, 1/17/2042		$8,124,000	9,691,487
Republic of Indonesia, 4.625%, 4/15/2043		36,126,000	40,087,278
Republic of Indonesia, 5.125%, 1/15/2045		7,450,000	8,848,197
Republic of Indonesia, 5.125%, 1/15/2045 (n)		4,360,000	5,178,274
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		16,080,000	16,241,424
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		15,586,640	16,526,713
			$429,519,461
Jamaica – 1.5%
Government of Jamaica, 8%, 3/15/2039		$35,862,000	$47,472,681
Government of Jamaica, 7.875%, 7/28/2045		28,608,000	37,727,086
			$85,199,767
Kazakhstan – 3.2%
Development Bank of Kazakhstan, 4.125%, 12/10/2022		$22,043,000	$22,760,852
JSC Kazkommertsbank, 5.5%, 12/21/2022		23,474,764	23,648,195
JSC National Company Kazakhstan Temir Zholy, 6.95%, 7/10/2042		844,000	1,137,979
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		17,475,000	20,015,690
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		31,154,000	35,827,723
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		5,923,000	7,449,949
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		9,170,000	11,534,026
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		12,900,000	13,533,029
Republic of Kazakhstan, 1.5%, 9/30/2034 (n)	EUR	17,722,000	19,678,255
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,422,000	3,586,708
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		28,520,000	29,892,725
			$189,065,131
Kenya – 0.5%
Republic of Kenya, 6.875%, 6/24/2024		$4,288,000	$4,549,637
Republic of Kenya, 7%, 5/22/2027 (n)		8,020,000	8,403,131
Republic of Kenya, 8%, 5/22/2032 (n)		10,637,000	11,330,447
Republic of Kenya, 8%, 5/22/2032		5,500,000	5,858,556
			$30,141,771
Kuwait – 0.4%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		$21,143,000	$22,495,983
Macau – 0.4%
Sands China Ltd., 5.4%, 8/08/2028		$14,482,000	$16,384,790
Wynn Macau Ltd., 5.5%, 10/01/2027		4,623,000	4,757,356
			$21,142,146
Malaysia – 0.3%
GOHL Capital Ltd., 4.25%, 1/24/2027		$16,458,000	$17,204,505
Mexico – 7.9%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		$14,483,000	$14,714,728
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		5,373,000	5,574,541
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		1,921,000	1,993,057
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		9,963,000	10,261,890
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)		12,497,000	11,903,393
Petroleos Mexicanos, 4.5%, 1/23/2026		9,700,000	9,588,450
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		23,740,000	25,342,450

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
Petroleos Mexicanos, 5.35%, 2/12/2028		$31,110,000	$30,721,125
Petroleos Mexicanos, 6.84%, 1/23/2030 (n)		37,104,000	39,608,520
Petroleos Mexicanos, 6.5%, 6/02/2041		18,203,000	18,020,970
Petroleos Mexicanos, 6.75%, 9/21/2047		25,648,000	25,519,760
Petroleos Mexicanos, 6.35%, 2/12/2048		44,691,000	42,735,769
Petroleos Mexicanos, 7.69%, 1/23/2050 (n)		28,377,000	30,835,583
United Mexican States, 4.125%, 1/21/2026		30,637,000	32,889,126
United Mexican States, 4.15%, 3/28/2027		60,667,000	65,005,297
United Mexican States, 3.75%, 1/11/2028		41,041,000	42,785,242
United Mexican States, 4.5%, 4/22/2029		39,360,000	43,296,394
United Mexican States, 8.5%, 5/31/2029	MXN	102,490,000	5,970,276
United Mexican States, 8.5%, 11/18/2038		104,400,000	6,224,544
			$462,991,115
Mongolia – 0.2%
Government of Mongolia, 5.625%, 5/01/2023		$8,785,000	$8,986,798
Montenegro – 0.3%
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	14,858,000	$16,488,267
Morocco – 0.2%
Kingdom of Morocco, 4.25%, 12/11/2022		$7,411,000	$7,762,815
Office Cherifien des Phosphates S.A. (Republic of Madagascar), 6.875%, 4/25/2044 (n)		2,259,000	2,812,455
			$10,575,270
Nigeria – 0.5%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$390,335	$320
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		7,872,069	6,455
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		3,765,751	1,506
Federal Republic of Nigeria, 7.875%, 2/16/2032		6,800,000	7,012,147
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		7,583,000	7,582,393
Federal Republic of Nigeria, 7.696%, 2/23/2038		8,305,000	8,304,336
Federal Republic of Nigeria, 9.248%, 1/21/2049		8,087,000	8,957,970
			$31,865,127
Oman – 0.2%
Government of Oman, 6%, 8/01/2029 (n)		$9,362,000	$9,350,298
Pakistan – 0.1%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$5,604,000	$5,601,310
Panama – 2.3%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.625%, 5/18/2036		$3,782,000	$4,377,703
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		23,745,000	29,562,525
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		6,900,000	8,590,500
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		12,229,000	14,063,472
Autoridad del Canal de Panama, 4.95%, 7/29/2035		3,474,000	3,995,135
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)		5,093,000	5,468,609
Cable Onda S.A., 4.5%, 1/30/2030 (z)		10,049,000	10,182,350
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		20,189,000	23,091,169
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049		200,000	228,750
Panama Canal Railway Co., 7%, 11/01/2026		3,933,171	4,115,119
Panama Canal Railway Co., 7%, 11/01/2026 (n)		780,615	816,726
Republic of Panama, 3.75%, 4/17/2026		16,030,000	16,695,245
Republic of Panama, 3.16%, 1/23/2030		14,636,000	15,111,670
			$136,298,973

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Paraguay – 1.1%
Republic of Paraguay, 5%, 4/15/2026		$5,200,000	$5,726,552
Republic of Paraguay, 6.1%, 8/11/2044		10,075,000	12,241,226
Republic of Paraguay, 5.6%, 3/13/2048 (n)		10,688,000	12,318,027
Republic of Paraguay, 5.6%, 3/13/2048		9,735,000	11,219,685
Republic of Paraguay, 5.4%, 3/30/2050 (n)		4,491,000	5,091,716
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		15,857,000	17,078,940
			$63,676,146
Peru – 3.4%
Banco de Credito del Peru, 2.7%, 1/11/2025 (n)		$14,329,000	$14,257,355
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		8,127,000	8,888,988
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,031,834
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,785,000	1,876,499
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		12,810,000	13,338,541
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		1,426,772	1,567,309
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		86,856	95,411
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		17,151,000	17,772,895
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)		11,396,000	11,452,980
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		1,589,680	1,860,324
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		8,358,341	9,781,348
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		15,447,000	16,412,438
Peru LNG, 5.375%, 3/22/2030 (n)		15,323,000	15,690,752
Peru LNG, 5.375%, 3/22/2030		7,629,000	7,812,096
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		18,422,000	19,908,655
Petroleos del Peru S.A., 4.75%, 6/19/2032		12,634,000	13,653,564
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		4,861,000	5,663,114
Petroleos del Peru S.A., 5.625%, 6/19/2047		18,645,000	21,721,611
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		15,292,000	15,618,484
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		700,000	714,945
			$201,119,143
Qatar – 2.7%
State of Qatar, 4.5%, 4/23/2028		$8,144,000	$9,305,172
State of Qatar, 4%, 3/14/2029 (n)		32,479,000	36,011,351
State of Qatar, 4%, 3/14/2029		4,640,000	5,144,637
State of Qatar, 5.103%, 4/23/2048 (n)		23,583,000	30,058,892
State of Qatar, 5.103%, 4/23/2048		29,659,000	37,803,361
State of Qatar, 4.817%, 3/14/2049 (n)		33,733,000	41,485,518
			$159,808,931
Romania – 0.2%
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	7,882,000	$9,098,470
Republic of Romania, 4.625%, 4/03/2049 (n)		1,754,000	2,545,063
Republic of Romania, 4.625%, 4/03/2049		1,951,000	2,830,910
			$14,474,443
Russia – 5.2%
Gaz Capital S.A. (Russian Federation), 4.95%, 3/23/2027 (n)		$5,412,000	$5,850,350
Gaz Capital S.A. (Russian Federation), 4.95%, 3/23/2027		2,850,000	3,080,839
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028		5,015,000	5,464,504
Russian Federation, 4.75%, 5/27/2026		10,200,000	11,215,879
Russian Federation, 4.25%, 6/23/2027		60,000,000	64,290,720
Russian Federation, 4.25%, 6/23/2027 (n)		13,400,000	14,358,261
Russian Federation, 4.375%, 3/21/2029 (n)		27,600,000	29,849,290
Russian Federation, 4.375%, 3/21/2029		31,600,000	34,175,274
Russian Federation, 6.9%, 5/23/2029	RUB	363,410,000	5,877,752

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Russia – continued
Russian Federation, 8.5%, 9/17/2031	RUB	323,418,000	$5,871,079
Russian Federation, 5.1%, 3/28/2035		$10,400,000	11,958,565
Russian Federation, 5.1%, 3/28/2035 (n)		46,800,000	53,813,541
Russian Federation, 5.25%, 6/23/2047		27,000,000	32,246,100
Russian Federation, 5.25%, 6/23/2047 (n)		2,600,000	3,105,180
Sovcombank PJSC via SovCom Capital D.A.C., 8%, 4/07/2030 (n)		10,358,000	10,738,242
VEON Holdings B.V., 4%, 4/09/2025 (n)		11,745,000	12,065,756
			$303,961,332
Saudi Arabia – 2.0%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$14,789,000	$14,566,928
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		23,150,000	28,509,179
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	8,601,788
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		18,943,000	20,304,822
Saudi Arabian Oil Co., 4.375%, 4/16/2049 (n)		6,611,000	7,177,633
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		18,000,000	20,372,040
Saudi Aramco (Kingdom of Saudi Arabia), 4.625%, 10/04/2047		16,165,000	18,091,383
			$117,623,773
Senegal – 0.7%
Republic of Senegal, 4.75%, 3/13/2028	EUR	5,000,000	$5,765,820
Republic of Senegal, 6.25%, 5/23/2033 (n)		$4,628,000	4,724,133
Republic of Senegal, 6.25%, 5/23/2033		23,716,000	24,208,629
Republic of Senegal, 6.75%, 3/13/2048		9,005,000	8,826,701
			$43,525,283
Singapore – 0.3%
Puma International Financing S.A., 5%, 1/24/2026		$4,856,000	$4,649,184
Puma International Financing S.A., 5%, 1/24/2026 (n)		13,460,000	12,886,740
			$17,535,924
South Africa – 1.7%
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		$19,382,000	$20,501,466
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		1,100,000	1,163,534
Petra Diamonds Ltd., 7.25%, 5/01/2022		4,756,000	3,329,200
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		11,438,000	8,006,600
Republic of South Africa, 4.85%, 9/30/2029		28,062,000	27,810,845
Republic of South Africa, 5.875%, 6/22/2030		3,230,000	3,433,651
Republic of South Africa, 5.375%, 7/24/2044		5,105,000	4,897,329
Republic of South Africa, 5.75%, 9/30/2049		29,536,000	28,579,624
			$97,722,249
Sri Lanka – 1.0%
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		$1,977,000	$2,006,655
Republic of Sri Lanka, 6.25%, 10/04/2020		3,994,000	4,053,910
Republic of Sri Lanka, 6.25%, 7/27/2021		4,913,000	4,996,521
Republic of Sri Lanka, 5.75%, 1/18/2022		4,300,000	4,343,331
Republic of Sri Lanka, 5.875%, 7/25/2022		6,198,000	6,253,627
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		14,450,000	14,882,950
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		5,582,000	5,776,656
Republic of Sri Lanka, 7.85%, 3/14/2029		4,503,000	4,660,029
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		7,285,000	7,367,841
Republic of Sri Lanka, 7.55%, 3/28/2030		4,500,000	4,551,171
			$58,892,691

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 0.3%
West African Development Bank, 4.7%, 10/22/2031 (z)		$15,344,000	$15,440,974
Thailand – 0.7%
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$10,986,000	$11,677,002
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)		20,939,000	21,219,129
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		4,387,000	5,806,176
			$38,702,307
Trinidad & Tobago – 0.2%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$13,364,000	$12,963,080
Consolidated Energy Finance S.A., 6.875%, 6/15/2025		1,155,000	1,120,350
			$14,083,430
Turkey – 5.1%
Export Credit Bank of Turkey, 5.375%, 10/24/2023		$13,935,000	$13,516,950
Export Credit Bank of Turkey, 6.125%, 5/03/2024		6,163,000	6,086,702
Export Credit Bank of Turkey A.S., 5%, 9/23/2021		10,785,000	10,807,002
Republic of Turkey, 5.125%, 3/25/2022		6,026,000	6,086,260
Republic of Turkey, 6.25%, 9/26/2022		6,694,000	6,921,395
Republic of Turkey, 7.25%, 12/23/2023		12,692,000	13,516,980
Republic of Turkey, 5.75%, 3/22/2024		18,315,000	18,451,703
Republic of Turkey, 6.35%, 8/10/2024		13,424,000	13,826,720
Republic of Turkey, 7.375%, 2/05/2025		5,982,000	6,415,695
Republic of Turkey, 5.2%, 2/16/2026	EUR	9,084,000	10,619,715
Republic of Turkey, 4.25%, 4/14/2026		$18,001,000	16,401,611
Republic of Turkey, 4.875%, 10/09/2026		37,484,000	35,098,593
Republic of Turkey, 6%, 3/25/2027		25,952,000	25,676,909
Republic of Turkey, 5.125%, 2/17/2028		33,959,000	31,581,870
Republic of Turkey, 6.125%, 10/24/2028		31,715,000	31,196,777
Republic of Turkey, 6.875%, 3/17/2036		16,139,000	15,899,626
Republic of Turkey, 6%, 1/14/2041		18,993,000	16,998,735
Republic of Turkey, 6.625%, 2/17/2045		19,867,000	18,784,249
			$297,887,492
Ukraine – 3.4%
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025		$5,447,000	$5,773,820
Government of Ukraine, 7.75%, 9/01/2023		8,407,000	8,984,981
Government of Ukraine, 7.75%, 9/01/2024		11,297,000	12,101,911
Government of Ukraine, 7.75%, 9/01/2025		27,191,000	29,162,348
Government of Ukraine, 7.75%, 9/01/2026		17,028,000	18,283,815
Government of Ukraine, 7.75%, 9/01/2027		29,008,000	31,180,699
Government of Ukraine, 7.375%, 9/25/2032		22,514,000	23,549,599
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		47,868,000	44,936,564
Oschadbank, 9.375%, 3/10/2023		4,900,000	5,114,375
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		7,820,000	8,171,900
Ukrainian Railways Co., 8.25%, 7/09/2024		10,841,000	11,448,096
			$198,708,108
United Arab Emirates – 2.8%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$14,258,000	$16,459,007
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		23,539,000	27,172,715
Abu Dhabi International Government, 2.5%, 9/30/2029 (n)		38,102,000	37,816,235
Abu Dhabi International Government, 3.125%, 9/30/2049 (n)		14,192,000	13,656,678
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		7,626,000	7,961,163
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		9,949,000	10,894,155
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		11,720,000	12,144,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (z)	$19,282,000	$19,233,795
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (z)	19,242,000	19,068,822
		$164,407,420
United States – 1.5%
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)	$14,219,000	$14,816,198
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	10,869,000	12,092,089
U.S. Treasury Bonds, 3.5%, 2/15/2039	12,177,000	15,113,750
U.S. Treasury Bonds, 2.5%, 2/15/2046	8,161,000	8,688,915
U.S. Treasury Bonds, TIPS, 1%, 2/15/2049	12,675,170	14,252,000
U.S. Treasury Notes, TIPS, 0.625%, 4/15/2023 (f)	14,982,854	15,136,158
U.S. Treasury Notes, TIPS, 0.75%, 7/15/2028	8,088,434	8,512,846
		$88,611,956
Uruguay – 0.8%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)	$5,028,000	$4,952,580
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	9,008,000	8,872,880
Oriental Republic of Uruguay, 4.375%, 1/23/2031	10,364,000	11,561,146
Oriental Republic of Uruguay, 4.975%, 4/20/2055	15,711,000	18,382,027
		$43,768,633
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$1,048,290
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	1,825,274
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	3,181,360
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	8,435,000	875,131
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	68,785,500	6,534,623
		$13,464,678
Vietnam – 0.8%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$20,393,000	$20,739,584
Socialist Republic of Vietnam, 4.8%, 11/19/2024	24,670,000	26,889,254
		$47,628,838
Total Bonds		$5,514,197,702
Common Stocks – 0.1%
Canada – 0.0%
Frontera Energy Corp.	254,348	$2,027,154
Mexico – 0.1%
ICA Tenedora, S.A. de C.V. (a)	2,525,968	$4,460,768
Total Common Stocks		$6,487,922
Investment Companies (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 1.89% (v)	269,904,445	$269,931,435

Other Assets, Less Liabilities – 0.9%		54,694,833
Net Assets – 100.0%		$5,845,311,892
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $269,931,435 and $5,520,685,624, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,034,164,918, representing 34.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-8/22/12	$7,835,292	$6,455
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,747,894	1,506
Cable Onda S.A., 4.5%, 1/30/2030	10/28/19	9,948,007	10,182,350
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030	10/24/19	10,901,477	10,887,182
Empresa Electrica Cochrane S.p.A., 5.5%, 5/14/2027	10/30/19	11,826,320	12,178,031
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024	10/29/19	19,214,513	19,233,795
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029	10/29/19	19,033,802	19,068,822
Muthoot Finance Ltd., 6.125%, 10/31/2022	10/21/19-10/22/19	11,508,442	11,659,986
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	10/10/19	18,958,593	19,581,296
West African Development Bank, 4.7%, 10/22/2031	10/15/19	15,344,000	15,440,974
Total Restricted Securities			$118,240,397
% of Net assets			2.0%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
Derivative Contracts at 10/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	97,871,000	USD	23,459,575	JPMorgan Chase Bank N.A.	12/03/2019	$899,253
COP	28,756,672,000	USD	8,381,426	Barclays Bank PLC	11/22/2019	121,492
COP	11,237,803,000	USD	3,284,947	Goldman Sachs International	11/22/2019	37,904
CZK	136,221,000	USD	5,805,784	Citibank N.A.	1/13/2020	156,235
CZK	198,531,000	USD	8,641,254	JPMorgan Chase Bank N.A.	1/13/2020	47,903
EUR	13,076,000	USD	14,594,135	BNP Paribas S.A.	12/13/2019	28,232
EUR	8,218,030	USD	9,187,124	Deutsche Bank AG	12/13/2019	2,769
EUR	4,897,230	USD	5,474,345	Merrill Lynch International	12/13/2019	2,032
EUR	409,806	USD	450,923	State Street Bank Corp.	12/13/2019	7,346

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
IDR	160,016,143,000	USD	11,254,476	JPMorgan Chase Bank N.A.	12/17/2019	$96,858
TRY	21,899,000	USD	3,648,921	Citibank N.A.	12/13/2019	139,327
TRY	50,084,000	USD	8,649,347	JPMorgan Chase Bank N.A.	12/13/2019	14,547
TRY	20,348,000	USD	3,389,069	Merrill Lynch International	12/13/2019	130,876
USD	189,284	RUB	12,254,340	JPMorgan Chase Bank N.A.	1/27/2020	199
						$1,684,973
Liability Derivatives
COP	4,220,825,000	USD	1,248,765	Barclays Bank PLC	12/05/2019	$(1,292)
COP	7,836,990,000	USD	2,319,666	BNP Paribas S.A.	12/05/2019	(3,428)
COP	7,042,425,000	USD	2,084,174	JPMorgan Chase Bank N.A.	12/05/2019	(2,772)
EUR	10,770,000	USD	12,044,888	UBS AG	12/13/2019	(1,228)
INR	825,589,000	USD	11,558,824	JPMorgan Chase Bank N.A.	1/30/2020	(18,713)
MXN	222,786,000	USD	11,517,058	Goldman Sachs International	12/13/2019	(4,949)
USD	2,616,250	BRL	10,932,000	Goldman Sachs International	12/03/2019	(104,584)
USD	8,912,300	BRL	37,265,000	JPMorgan Chase Bank N.A.	12/03/2019	(362,477)
USD	153,959,972	EUR	139,954,998	BNP Paribas S.A.	12/13/2019	(2,546,099)
USD	1,538,834	EUR	1,376,665	Goldman Sachs International	12/13/2019	(636)
USD	19,117,855	EUR	17,221,000	State Street Bank Corp.	12/13/2019	(139,700)
USD	18,861,675	IDR	269,174,961,800	JPMorgan Chase Bank N.A.	12/17/2019	(233,241)
USD	7,126,555	TRY	42,247,000	JPMorgan Chase Bank N.A.	12/13/2019	(181,638)
						$(3,600,757)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	57	$8,558,074	December – 2019	$126,380
Euro-Bund 10 yr	Short	EUR	621	118,961,165	December – 2019	2,188,972
Euro-OAT 10 yr	Short	EUR	63	11,831,032	December – 2019	256,321
						$2,571,673
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	282	$45,507,750	December – 2019	$(1,272,907)
U.S. Treasury Note 5 yr	Long	USD	450	53,641,406	December – 2019	(370,729)
U.S. Treasury Ultra Bond	Long	USD	207	39,278,250	December – 2019	(1,491,816)
						$(3,135,452)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/quarterly	$(52,809)	$(669,861)	$(722,670)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At October 31, 2019, the fund had cash collateral of $2,829,000 and other liquid securities with an aggregate value of $4,273,956 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$4,460,768	$—	$4,460,768
Canada	2,027,154	—	—	2,027,154
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	61,703,669	—	61,703,669
Non - U.S. Sovereign Debt	—	4,254,470,023	—	4,254,470,023
U.S. Corporate Bonds	—	26,908,287	—	26,908,287
Foreign Bonds	—	1,171,115,723	—	1,171,115,723
Mutual Funds	269,931,435	—	—	269,931,435
Total	$271,958,589	$5,518,658,470	$—	$5,790,617,059
Other Financial Instruments
Futures Contracts – Assets	$2,571,673	$—	$—	$2,571,673
Futures Contracts – Liabilities	(3,135,452)	—	—	(3,135,452)
Forward Foreign Currency Exchange Contracts – Assets	—	1,684,973	—	1,684,973
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,600,757)	—	(3,600,757)
Swap Agreements – Liabilities	—	(722,670)	—	(722,670)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$414,208,174	$524,797,796	$669,107,762	$22,177	$11,050	$269,931,435
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,675,068	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2019, are as follows:
United States	8.4%
Mexico	8.1%
Indonesia	7.4%
Brazil	5.3%
Russia	5.3%
Turkey	5.2%
India	4.5%
Chile	4.4%
China	3.6%
Other Countries	47.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.